Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shareholders' Equity

(15) Shareholders’ Equity

Structure prior to the Reorganization Transactions

Prior to the completion of the Reorganization Transactions, EVO, LLC had limited liability company interests outstanding in the form of Class A units, Class B units, Class C units, Class D units and Class E units. EVO, LLC also granted unit appreciation rights awards to certain of its officers and certain current and former employees. Immediately prior to the completion of the Reorganization Transactions, the limited liability company interests of EVO, LLC were beneficially owned as set forth below. The percentage of economic interest in EVO, LLC set forth below is based on a hypothetical liquidation of EVO, LLC based on the IPO price per share of $16.00 and the underwriting discounts and commission paid in the IPO.

•	Blueapple owned 6,374,245 Class A units, representing a 54.0% economic interest in EVO, LLC on a fully-diluted basis.

•	MDP owned an aggregate of 3,506,087 Class B units, representing a 29.7% economic interest in EVO, LLC on a fully-diluted basis.

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Current and former management and employees owned an aggregate of 374,559 Class C units and 1,106,528 Class D units, representing a combined 6.9% economic interest in EVO, LLC on a fully-diluted basis. The Class D units were granted pursuant to the EVO, LLC Incentive Equity Plan and contained certain vesting restrictions, including time-based and performance-based conditions. The Class D units also contained a participation threshold used to determine if a particular grant was eligible to participate in distributions, including distributions made in connection with a sale, liquidation event or public offering.

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Blueapple, MDP and certain members of management and current and former employees owned an aggregate of 1,011,931 Class E units, representing a combined 8.6% economic interest in EVO, LLC on a fully-diluted basis.

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Management and current and former employees owned 297,121 vested unit appreciation rights awards. The unit appreciations rights awards were granted pursuant to the EVO, LLC Unit Appreciation Equity Plan and provided a right to the recipient to receive an amount in cash or other consideration equal to the value of a hypothetical Class D unit in connection with a sale, liquidation event or public offering.

Reorganization Transactions

In connection with the IPO, the Company consummated the following Reorganization Transactions.

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All of the outstanding limited liability company interests in EVO, LLC were reclassified into a single class of LLC Interests. The number of LLC Interests issued to each member of EVO, LLC was determined based on a hypothetical liquidation of EVO, LLC.

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All time-based and performance-based vesting conditions applicable to EVO, LLC’s outstanding unvested Class D units were waived in connection with the reclassification of the outstanding limited liability interests in EVO, LLC into LLC Interests. Our current and former executive officers collectively held 720,986 Class D units and collectively received 1,721,115 LLC Interests in connection with the reclassification of those Class D units. Our current and former employees collectively held 385,542 Class D units and collectively received 951,548 LLC Interests in connection with the reclassification of those Class D units.

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Affiliates of MDP holding a portion of the Class E units held by MDP engaged in a series of transactions that resulted in the MDCP VI-C Cardservices II Blocker Corp. (“MDP Blocker Sub”) merging with and into EVO, Inc., with EVO, Inc. remaining as the surviving corporation. At the time of the merger, the MDP Blocker Sub only owned Class E units in EVO, LLC. As a result of these transactions, an affiliate of MDP exchanged all of their equity interests in the MDP Blocker Sub for 652,500 shares of our Class A common stock.

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The Company amended and restated EVO, Inc.’s certificate of incorporation to, among other things, provide for Class A common stock, Class B common stock, Class C common stock and Class D common stock. The terms of each class of our common stock are described in the 2018 Omnibus Incentive Plan (the “2018 Plan”).

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The Company issued 15,433,333 shares of our Class A common stock (which includes 2,100,000 shares issued on May 30, 2018 upon exercise of the underwriters option to purchase additional shares of our Class A common stock granted in connection with the IPO), and the selling stockholder sold 666,667 shares of our Class A common stock, to investors in the IPO.

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The Company issued 554,299 shares of our Class A common stock to members of our management and certain of our current and former employees upon conversion of the outstanding unit appreciation rights awards held by these individuals (and were deemed to have made a related capital contribution to EVO, LLC in exchange for LLC Interests corresponding to these shares of Class A common stock). Each of these shares of our Class A common stock (and the corresponding LLC Interests) are subject to the same vesting requirements as the related unit appreciation rights awards (without further acceleration as a result of the IPO), except that the Company waived all vesting requirements for performance-based unit appreciation rights awards and performance-based forfeiture requirements applicable to all unit appreciation awards in connection with these Reorganization Transactions. Members of our management and our current and former employees now hold 63,452 shares of Class A common stock subject to vesting, and 490,847 shares of Class A common stock which is fully vested. Any shares of Class A common stock subject to vesting as described above will be entitled to vote and receive dividends prior to vesting; any dividends received will be paid upon vesting and will be forfeited if the related shares of Class A common stock are forfeited.

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The Company issued 48,218 shares of our Class A common stock to certain sellers of Zenith in satisfaction of a portion of a contingent payment obligation in connection with an acquisition of the remaining interest in a joint venture the Company completed in May 2017.

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The Company issued 35,913,538 shares of our Class B common stock to Blueapple for nominal consideration on a one-to-one basis with the number of LLC Interests it owned, which will provide for 15.9% of the combined voting power in EVO, Inc. until the earlier of (1) the third anniversary of the consummation of the IPO and (2) the date on which Blueapple no longer beneficially owns LLC Interest in EVO, LLC equal to or greater than 3% of the outstanding economic interest in EVO, LLC. As a result, the Company allocated 53.2% of the member’s deficit and accumulated loss that existed at the time of the reorganization to redeemable non-controlling interests.

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The Company issued 2,560,955 shares of our Class C common stock to our executive officers for nominal consideration on a one-to-one basis with the number of LLC Interests they own, which provide holders 3.5 votes per share. The voting rights associated with our Class C common stock are capped so that the aggregate voting power of all shares of Class C common stock outstanding, when taken together with any shares of Class A common stock that are subject to vesting or forfeiture held by employees or directors of the Company, will not exceed 20% of the combined voting power in us. Each share of our Class C common stock will be automatically converted into a share of our Class D common stock upon the earliest of (1) the third anniversary of the consummation of the IPO or (2) the date on which the holder’s employment with us is terminated. In combination with Class D common stock, 46.8% of the member’s deficit and accumulated loss that existed at the time of the reorganization was allocated to non-redeemable non-controlling interest

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The Company issued 24,305,155 shares of our Class D common stock to MDP and to certain current and former employees for nominal consideration on a one-to-one basis with the number of LLC Interests they own, which will provide one vote per share. In combination with Class C common stock, 46.8% of the member’s deficit and accumulated loss that existed at the time of the reorganization was allocated to non-redeemable non-controlling interest.

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The Company granted certain equity awards to our executive officers, directors and certain employees (“IPO Grant”) in connection with the completion of the IPO, representing 3.2% of the value of the total equity outstanding. These grants consisted of 503,795 restricted stock units and 2,115,625 options to purchase shares of Class A common stock. Refer to Note 16, “Stock Compensation Plans and Share-Based Compensation Awards,” for discussion over the impact of the IPO Grant.

•	The voting and economic rights associated with our classes of common stock are summarized in the following table:

Class of Common Stock	Holders	Voting rights*	Economic rights
Class A common stock	Public, MDP, Executive Officers, Current and Former Employees and Sellers of Zenith	One vote per share	Yes
Class B common stock	Blueapple	15.9%	No
Class C common stock	Executive officers	3.5 votes per share, subject to aggregate cap	No
Class D common stock	MDP and Current and Former Employees	One vote per share	No

*	Subject to certain ownership requirements, on the third anniversary of the consummation of the IPO the voting rights of our Class B common stock will cease and each share of our Class C common stock will automatically convert into a share of our Class D common stock.

Shares of our common stock will generally vote together as a single class on all matters submitted to a vote of our shareholders.

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The Company used the net proceeds from the sale of Class A common stock to purchase LLC Interests directly from EVO, LLC, at a purchase price per LLC Interest equal to the initial public offering price per share of Class A common stock less underwriting discounts and commissions.

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The Company amended and restated the limited liability company agreement of EVO, LLC, to, among other things, (1) appoint EVO, Inc. as the sole managing member of EVO, LLC and (2) provide certain sale and exchange rights to the owners of Class B, C and D common stock immediately following the completion of the IPO (the “Continuing LLC Owners”).

•	Through June 30, 2018, EVO, LLC incurred fees and expenses related to the Reorganization Transactions of $10.3 million.

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The Continuing LLC Owners continue to own their LLC Interests and, except for MDP through its ownership of shares of our Class A common stock, have no economic interests in EVO, Inc. despite their ownership of Class B common stock, Class C common stock and Class D common stock, as applicable (where “economic interests” means the right to receive any distributions or dividends, whether in cash or stock, in connection with Class A common stock).

•	The Company entered into the TRA with the Continuing LLC Owners. Refer to Note 3, “Tax Receivable Agreement,” for further information on the TRA.

Organizational structure following our IPO

Immediately following the completion of our IPO, EVO, Inc. became a holding company and our principal asset was the LLC Interests purchased from EVO, LLC. As the sole managing member of EVO, LLC, EVO, Inc. operates and controls all of the business and affairs of EVO, LLC and, through EVO, LLC and its subsidiaries, conducts our business. Accordingly, although EVO, Inc. has a minority economic interest in EVO, LLC, the Company has the sole voting interest in, and control the management of, EVO, LLC. Therefore, EVO, Inc. has consolidated the financial results of EVO, LLC and its subsidiaries in our unaudited condensed consolidated financial statements.

As a result of and immediately following the Reorganization Transactions and the IPO, including the underwriters’ exercise of their option to purchase additional shares of our Class A common stock granted in connection with the IPO:

•	EVO, Inc. exercises exclusive control over EVO, LLC as its sole managing member.

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The investors collectively own 92.8% of our outstanding Class A common stock, consisting of 16,100,000 shares of our Class A common stock, representing 26.8% of the combined voting power in the Company.

•	Blueapple, through its ownership of all of our outstanding Class B common stock, owns 15.9% of the combined voting power in the Company.

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Our executive officers collectively own 0.9% of our outstanding Class A common stock, consisting of 134,707 shares of Class A common stock, and 100% of our Class C common stock, consisting of 2,560,955 shares of our Class C common stock. Certain of our current and former employees also collectively own 2.0% of our outstanding Class A common stock, consisting of 306,545 shares of Class A common stock, and 7.6% of our outstanding Class D common stock, consisting of 1,843,677 shares of Class D common stock. Collectively, our executive officers hold shares of our common stock representing 15.2% of the combined voting power in the Company, and our current and former employees hold shares of our common stock representing 3.6% of the combined voting power in the Company.

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MDP owns 92.4% of our outstanding Class D common stock, consisting of 22,461,478 shares of our Class D common stock, and 3.8% of our outstanding Class A common stock, consisting of 652,500 shares of Class A common stock, representing 38.4% of the combined voting power in the Company.

•	EVO, Inc. owns 17,355,899 LLC Interests, representing 21.7% of the LLC Interests.

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Blueapple has a sale right providing that, upon our receipt of a sale notice from Blueapple, the Company will use its commercially reasonable best efforts to pursue a public offering of shares of our Class A common stock and will use the net proceeds therefrom to purchase LLC Interests from Blueapple. Upon our receipt of such a sale notice, the Company may elect, at our option (determined solely by our independent directors (within the meaning of the rules of NASDAQ)) who are disinterested, to cause EVO, LLC to instead redeem the applicable LLC Interests for cash; provided that Blueapple consents to any election by us to cause EVO, LLC to redeem the LLC Interests.

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Each Continuing LLC Owner (other than Blueapple) has an exchange right providing that, upon receipt of an exchange notice from such Continuing LLC Owner, the Company will exchange the applicable LLC Interests from such Continuing LLC Owner for newly issued shares of our Class A common stock on a one-for-one basis pursuant to the Exchange Agreement. Upon our receipt of such an exchange notice, the Company may elect, at our option (determined solely by our independent directors (within the meaning of the rules of NASDAQ)) who are disinterested, to cause EVO, LLC to instead redeem the applicable LLC Interests for cash; provided that such Continuing LLC Owner consents to any election by us to cause EVO, LLC to redeem the LLC Interests. In the event that a Continuing LLC Owner does not consent to an election by us to cause EVO, LLC to redeem the LLC Interests, the Company is required to exchange the applicable LLC Interests for newly issued shares of Class A common stock.

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If the Company elects to cause EVO, LLC to redeem LLC Interests in lieu of pursuing a public offering or exchanging LLC Interests for newly issued shares of our Class A common stock, the Company will offer the other Continuing LLC Owners the right to have their respective LLC Interests redeemed in an amount up to such person’s pro rata share of the aggregate LLC Interests to be redeemed. The Company will not be required to redeem any LLC Interests from Blueapple or any other Continuing LLC Owner in response to a sale notice from Blueapple if the Company elects to pursue, but is unable to complete, a public offering of shares of our Class A common stock.

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Each Continuing LLC Owner also received certain registration rights pursuant to the Registration Rights Agreement. MDP received customary demand registration rights that require us to register shares of Class A common stock held by it, including any Class A common stock received upon our exchange of Class A common stock for its LLC Interests. All Continuing LLC Owners (other than Blueapple) received a customary piggyback registration rights, which includes the right to participate on a pro rata basis in any public offering the Company conducts in response to our receipt of a sale notice from Blueapple. In addition, the Company agree to maintain a registration statement with respect to the issuance of the Class A common stock to be issued in exchange for any outstanding LLC Interests pursuant to any exchange under the Exchange Agreement. Blueapple will also have the right, in connection with any public offering the Company conduct (including any offering conducted as a result of an exercise by MDP of its registration rights), to request that the Company uses its commercially reasonable best efforts to pursue a public offering of shares of our Class A common stock and use the net proceeds therefrom to purchase a pro rata portion of its LLC Interests.

Use of Proceeds

Upon consummation of the IPO, the total net proceeds of the offering were $231.5 million, including proceeds resulting from the underwriters’ exercise of their option to purchase additional shares of our Class A common stock in connection with the IPO. Of the proceeds, $178.2 million was used to repay the second lien term loans under the Senior Secured Credit Facilities, including principal, interest and prepayment fees and $52.6 million was used to repay a portion of the deferred purchase price under the Sterling acquisition. The remaining $0.6 million of proceeds was used for working capital and general corporate purposes. Other offering costs incurred were approximately $10.3 million and were paid by EVO, LLC on behalf of EVO, Inc., pursuant to the EVO, LLC operating agreement.

Scenario, Previously Reported
Shareholders' Equity

(3) Shareholder’s equity

The President of International at EVO LLC is the sole shareholder of the Company and contributed $100 to the Company on April 21, 2017 to purchase 100 shares of common stock. This contribution was funded in full on May 9, 2017. Holders of common stock shall be entitled to one vote for each share of common stock held on all matters submitted to shareholders for vote, consent or approval.